ADVANCE TO VENDORS, NET	12 Months Ended
Mar. 31, 2024
ADVANCE TO VENDORS, NET
ADVANCE TO VENDORS, NET

NOTE 5 — ADVANCE TO VENDORS, NET

Advance to vendors, net consists of the following:

	March 31,	March 31,
	2024	2023
Prepayment for goods	$2,007,865	$2,201,464
Other prepayments	4,479	64,792
Less: allowance for doubtful accounts	(175,135)	(254,538)
Advance to vendors, net	$1,837,209	$2,011,718

Allowance for doubtful accounts for advance to vendors movement is as follows:

	March 31,	March 31,
	2024	2023
Beginning balance	$254,538	$185,816
(Reversal) additions	(67,570)	83,213
Foreign currency translation adjustments	(11,833)	(14,491)
Ending balance	$175,135	$254,538